Business Combination - Summary of the Fair Value Determination of the Acquired Assets and Assumed Liabilities as Follows (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current liabilities
Goodwill	$ 360,603,613	$ 358,802,534	$ 147,120,852
Coral Springs [Member]
Current assets
Prepaid expenses	32,961
Non-current assets
Security deposits	368,601
Property and equipment	412,400
Operating lease right-of-use assets	2,427,618
Assets	3,241,580
Non-current liabilities
Operating lease liabilities (right-of-use)	2,427,618
Net assets acquired	813,962
Goodwill	1,274,764
Purchase price	2,088,726
Crystal Lake [Member]
Non-current assets
Security deposits	5,799
Property and equipment	820,000
Operating lease right-of-use assets	554,830
Assets	1,380,629
Non-current liabilities
Operating lease liabilities (right-of-use)	554,830
Net assets acquired	825,799
Goodwill	400,000
Purchase price	1,225,799
Davie Acquisition [Member]
Non-current assets
Property and equipment	170,000
Operating lease right-of-use assets	427,558
Assets	597,558
Non-current liabilities
Operating lease liabilities (right-of-use)	427,558
Net assets acquired	170,000
Goodwill	280,000
Purchase price	450,000
ADG Acquisitions [Member]
Current assets
Cash	3,585,672
Accounts receivable	19,418,814
Prepaid expenses	269,012
Current assets	23,273,498
Non-current assets
Property and equipment	11,508,940
Operating lease right-of-use assets	16,912,896
Intangible assets	5,870,000
Non-current assets	34,291,836
Assets	57,565,334
Current liabilities
Accounts payable and accrued liabilities	5,634,661
Non-current liabilities
Deferred tax liability	422,056
Operating lease liabilities (right-of-use)	16,912,896
Non-current liabilities	17,334,952
Liabilities	22,969,613
Net assets acquired	34,595,721
Goodwill	195,937,055
Purchase price (cash and shares)	215,784,755
Purchase price (ADG Acquisition – earn-out (note 8))	14,748,021
Deltona Acquisition [Member]
Non-current assets
Property and equipment	295,000
Operating lease right-of-use assets	154,136
Non-current assets	449,136
Current liabilities
Accounts payable and accrued liabilities	57,880
Non-current liabilities
Operating lease liabilities (right-of-use)	154,136
Liabilities	212,016
Net assets acquired	237,120
Goodwill	411,267
Purchase price	648,387
El Paso Acquisition [Member]
Current assets
Accounts receivable	1,275,726	1,275,726
Prepaid expenses	19,789	19,789
Current assets	1,295,515	1,295,515
Non-current assets
Property and equipment	3,922,481	3,922,481
Operating lease right-of-use assets	3,683,989	3,683,989
Intangible assets	720,000	720,000
Assets	9,621,985	9,621,985
Current liabilities
Accounts payable and accrued liabilities	1,174,040	1,024,631
Non-current liabilities
Operating lease liabilities (right-of-use)	3,683,989	3,683,989
Liabilities	4,858,029	4,708,620
Net assets acquired	4,763,956	4,913,365
Goodwill	6,220,153	6,086,635
Purchase price	10,984,109	11,000,000
West Palm Beach Acquisition [Member]
Current assets
Accounts receivable	2,085,491	2,085,491
Prepaid expenses	90,454	90,454
Current assets	2,175,945	2,175,945
Non-current assets
Security deposits	9,000	9,000
Property and equipment	2,432,234	2,432,234
Operating lease right-of-use assets	13,625,521	13,625,521
Intangible assets	1,080,000	1,080,000
Assets	19,322,700	19,322,700
Current liabilities
Accounts payable and accrued liabilities	1,404,268	1,311,471
Non-current liabilities
Finance leases	587,434	587,434
Operating lease liabilities (right-of-use)	13,625,521	13,625,521
Liabilities	15,617,223	15,524,426
Net assets acquired	3,705,477	3,798,274
Goodwill	14,064,109	14,071,312
Purchase price	$ 17,769,586	$ 17,869,586